Earnings (Loss) Per Share (Tables)	12 Months Ended
Aug. 31, 2019
Earnings per share [abstract]
Disclosure of earnings per share
19. EARNINGS (LOSS) PER SHARE

Earnings (loss) per share calculations are as follows:
		2018
	2019	(restated, note 2)
Numerator for basic and diluted earnings per share ($)
Net income from continuing operations	733	39
Deduct: net income attributable to non-controlling interests in subsidiaries	(2)	-
Deduct: dividends on Preferred Shares	(9)	(8)
Net income attributable to common shareholders from continuing operations	722	31
Loss from discontinued operations attributable to common shareholders	-	(6)
Net income attributable to common shareholders	722	25
Denominator (millions of shares)
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	511	502
Effect of dilutive securities(1)	-	1
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	511	503
Basic earnings (loss) per share ($)
Continuing operations	1.41	0.06
Discontinued operations	-	(0.01)
Attributable to common shareholders	1.41	0.05

Diluted earnings (loss) per share ($)
Continuing operations	1.41	0.06
Discontinued operations	-	(0.01)
Attributable to common shareholders	1.41	0.05
(1) The earnings per share calculation does not take into consideration the potential dilutive effect of certain stock options since their impact is anti-dilutive. For the year ended August 31, 2019, 6,126,210 options were excluded from the diluted earnings per share calculation (2018 – 4,263,940).